Warrants (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 22, 2026	Sep. 30, 2026	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Jul. 31, 2026	May 06, 2026	Apr. 22, 2026	Jan. 31, 2026	Oct. 03, 2025	Sep. 17, 2025	Dec. 31, 2024	Jan. 25, 2023	Jan. 24, 2023
DisclosureWarrantsLineItems [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2,760	$ 2,760		$ 2,760					$ 480.00		$ 2,760
Share price								$ 1.00			$ 1.00		$ 300.00	$ 480.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										20,834
Beneficial ownership limitation percentage				4.99%	4.99%
Beneficial ownership limitation percentage increasable				9.99%	9.99%
Warrant aggregate amount	$ 5,000,000.0	$ 1,362	$ 1,341,240
Stock conversion price per share				$ 18.6336					$ 18.63
Minimum [Member]
DisclosureWarrantsLineItems [Line Items]
Share price		$ 1.00	$ 1.00
Common Stock [Member]
DisclosureWarrantsLineItems [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		4,320.00	4,320.00
Share price					$ 4,320.00
Series B Convertible Preferred Stock [Member]
DisclosureWarrantsLineItems [Line Items]
Share price		1,200.00	1,200.00
Stock price per share		800	$ 800
Warrant aggregate amount			$ 33,900,000
Stock conversion price per share		589	$ 589		$ 589
Series B Convertible Preferred Stock [Member] | Minimum [Member]
DisclosureWarrantsLineItems [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 18.6336
Stock conversion price per share						$ 18.6336
Series B Convertible Preferred Stock [Member] | Maximum [Member]
DisclosureWarrantsLineItems [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 7.80
Stock conversion price per share						$ 7.80
Series B Convertible Preferred Stock [Member] | Measurement Input, Share Price [Member]
DisclosureWarrantsLineItems [Line Items]
Stock price per share				589
Stock conversion price per share				589
Series B Convertible Preferred Stock [Member] | Measurement Input, Share Price [Member] | Unaffiliated Third-Party Investors [Member]
DisclosureWarrantsLineItems [Line Items]
Stock price per share				800
Stock conversion price per share				800
Series B Warrant [Member] | Measurement Input, Share Price [Member]
DisclosureWarrantsLineItems [Line Items]
Stock price per share				211
Stock conversion price per share				$ 211
Public and Private Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Warrants exercisable description			The public and private placement warrants are exercisable and expire on September 28, 2027, or earlier upon redemption or liquidation.		The public and private placement warrants are exercisable and expire on September 28, 2027, or earlier upon redemption or liquidation.
Public Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.01	$ 0.01		$ 0.01
Common Stock [Member]
DisclosureWarrantsLineItems [Line Items]
Warrant aggregate amount			$ 1,100,000
Stock conversion price per share					$ 2,400
Common Stock [Member] | Common Class A [Member]
DisclosureWarrantsLineItems [Line Items]
Warrant aggregate amount			$ 26
Public Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Class of warrant or right outstanding		23,959	23,959		23,959							23,959
Private Placement Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Class of warrant or right outstanding		1,101	1,101		1,101							1,101
PIPE Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1,200.00							$ 1,200.00
Warrants description			The PIPE warrants are also subject to adjustment for other customary adjustments for stock dividends, stock splits and similar corporate actions. The PIPE warrants are exercisable for a period of five years following the closing, or September 28, 2027. After the exercise of a PIPE Warrant, the Company may be required to pay certain penalties if it fails to deliver the Common Stock within a specified period of time.		The PIPE warrants are also subject to adjustment for other customary adjustments for stock dividends, stock splits and similar corporate actions. The PIPE warrants are exercisable for a period of five years following the Closing, or September 28, 2027. After the exercise of a PIPE Warrant, the Company may be required to pay certain penalties if it fails to deliver the Common Stock within a specified period of time.
PIPE Warrants [Member] | Common Stock [Member]
DisclosureWarrantsLineItems [Line Items]
Class of warrant or right outstanding		4,261	4,261		4,261							4,261
Abaca Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Class of warrant or right outstanding		20,834	20,834		20,834							20,834
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 480.00	$ 480.00		$ 480.00							$ 480.00
Warrant outstanding term		5 years	5 years		5 years
Series B Warrants [Member]
DisclosureWarrantsLineItems [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 18.6336	$ 18.6336		$ 93.1728
Warrant aggregate amount				$ 15,500,000
Warrants conversion price				$ 18.6336
Purchase of warrants amount		$ 15,300,000	$ 15,300,000		$ 15,500,000
Series B Warrants [Member] | Minimum [Member]
DisclosureWarrantsLineItems [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 93.1728
Share price		$ 18.6336	$ 18.6336
Series B Warrants [Member] | Maximum [Member]
DisclosureWarrantsLineItems [Line Items]
Share price		$ 7.80	$ 7.80
Shares of common stock subject to adjustment				166,647
Series B Warrants [Member] | Common Class A [Member]
DisclosureWarrantsLineItems [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				166,629